Income Taxes - Unrecognized Tax Benefits (Details) - Revelyst Business - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Unrecognized Tax Benefits [Roll Forward]
Unrecognized Tax Benefits—beginning of period	$ 11,053	$ 9,907	$ 9,940
Gross increases—tax positions in prior periods	0	0	152
Gross decreases—tax positions in prior periods	0	0	0
Gross increases—current-period tax positions	806	1,146	3,283
Gross decreases—current-period tax positions	0	0	0
Settlements	0	0	0
Lapse of statute of limitations	(5,176)	0	(3,468)
Unrecognized Tax Benefits—end of period	$ 6,683	$ 11,053	$ 9,907